Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows From Operating activities
Net cash provided by (used for) operating activities	$ 2.2	$ (10.3)	$ 142.9	$ 200.6	$ 204.3
Net cash provided by operating activities of discontinued operations			0.1	(0.4)	(2.4)
Net cash provided by (used for) operating activities			143.0	200.2	201.9
Cash Flows From Investing
Capital expenditures	(6.2)	(6.7)	(13.2)	(25.3)	(33.6)
Changes in restricted cash	0.2	(0.3)	(0.6)	0.0	0.0
Business acquisitions, net of cash acquired			(5.3)	0.0	(12.2)
Proceeds from sale of business			78.2	0.0	0.7
Intercompany investment	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used for) investing activities	(6.0)	(7.0)	59.1	(25.3)	(43.5)
Proceeds from sale of property, plant and equipment			0.0	0.0	1.6
Net cash used for investing activities of discontinued operations			0.0	0.0	0.6
Net cash provided by investing activities			59.1	(25.3)	(42.9)
Proceeds from intercompany note	0.0
Cash Flows From Financing
Payments on capital leases			(0.7)	(3.4)	(2.9)
Proceeds from capital leases			0.5	3.1	3.4
Net transactions with MTW	7.6	16.3	(182.9)	(166.7)	(171.5)
Proceeds from long-term debt and capital leases	1,457.0	0.4
Repayments on long-term debt and capital leases	(49.6)	(0.2)
Debit issuance costs	(40.9)	0.0
Changes in short-term borrowings	0.1	0.0
Dividend paid to MTW	(1,362.0)	0.0
Exercises of stock options	0.4	0.0
Intercompany financing	0.0	0.0	0.0	0.0	0.0
Repayments on intercompany note	0.0
Net cash provided by (used for) financing activities	12.6	16.5	(183.1)	(167.0)	(171.0)
Effect of exchange rate changes on cash	(0.1)	(0.9)	(3.5)	(1.0)	(0.6)
Net decrease in cash and cash equivalents	8.7	(1.7)	15.5	6.9	(12.6)
Balance at beginning of period	32.0	16.5	16.5	9.6	22.2
Balance at end of period	40.7	14.8	32.0	16.5	9.6
Consolidation, Eliminations [Member]
Cash Flows From Operating activities
Net cash provided by (used for) operating activities	0.0	0.0	0.0	0.0	0.0
Net cash provided by operating activities of discontinued operations			0.0	0.0	0.0
Net cash provided by (used for) operating activities			0.0	0.0	0.0
Cash Flows From Investing
Capital expenditures	0.0	0.0	0.0	0.0	0.0
Changes in restricted cash	0.0	0.0	0.0
Business acquisitions, net of cash acquired			0.0		0.0
Proceeds from sale of business			0.0		0.0
Intercompany investment	(51.0)	5.9	193.2	82.7	2.9
Net cash provided by (used for) investing activities	8.6	5.9	193.2	82.7	2.9
Proceeds from sale of property, plant and equipment					0.0
Net cash used for investing activities of discontinued operations					0.0
Net cash provided by investing activities					2.9
Proceeds from intercompany note	(42.4)
Cash Flows From Financing
Payments on capital leases			0.0	0.0	0.0
Proceeds from capital leases			0.0	0.0	0.0
Net transactions with MTW	0.0	0.0	0.0	0.0	0.0
Proceeds from long-term debt and capital leases	0.0	0.0
Repayments on long-term debt and capital leases	0.0	0.0
Debit issuance costs	0.0
Changes in short-term borrowings	0.0
Dividend paid to MTW	0.0
Exercises of stock options	0.0
Intercompany financing	(51.0)	(5.9)	(193.2)	(82.7)	(2.9)
Repayments on intercompany note	(42.4)
Net cash provided by (used for) financing activities	(8.6)	(5.9)	(193.2)	(82.7)	(2.9)
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
Net decrease in cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Balance at beginning of period	0.0	0.0	0.0	0.0	0.0
Balance at end of period	0.0	0.0	0.0	0.0	0.0
Parent Company [Member]
Cash Flows From Operating activities
Net cash provided by (used for) operating activities	(16.4)	(14.1)	376.9	159.1	169.7
Net cash provided by operating activities of discontinued operations			0.0	0.0	0.0
Net cash provided by (used for) operating activities			376.9	159.1	169.7
Cash Flows From Investing
Capital expenditures	(0.6)	0.0	(0.8)	0.0	0.0
Changes in restricted cash	0.0	0.0	0.0
Business acquisitions, net of cash acquired			0.0		0.0
Proceeds from sale of business			0.0		0.0
Intercompany investment	0.0	(2.2)	(193.2)	0.0	0.0
Net cash provided by (used for) investing activities	(0.6)	(2.2)	(194.0)	0.0	0.0
Proceeds from sale of property, plant and equipment					0.0
Net cash used for investing activities of discontinued operations					0.0
Net cash provided by investing activities					0.0
Proceeds from intercompany note	0.0
Cash Flows From Financing
Payments on capital leases			0.0	0.0	0.0
Proceeds from capital leases			0.0	0.0	0.0
Net transactions with MTW	7.6	16.3	(182.9)	(166.7)	(171.5)
Proceeds from long-term debt and capital leases	1,448.9	0.0
Repayments on long-term debt and capital leases	(42.3)	0.0
Debit issuance costs	(40.9)
Changes in short-term borrowings	0.0
Dividend paid to MTW	(1,362.0)
Exercises of stock options	0.4
Intercompany financing	15.7	0.0	0.0	7.6	1.8
Repayments on intercompany note	0.0
Net cash provided by (used for) financing activities	27.4	16.3	(182.9)	(159.1)	(169.7)
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
Net decrease in cash and cash equivalents	10.4	0.0	0.0	0.0	0.0
Balance at beginning of period	0.0	0.0	0.0	0.0	0.0
Balance at end of period	10.4	0.0	0.0	0.0	0.0
Guarantor Subsidiaries [Member]
Cash Flows From Operating activities
Net cash provided by (used for) operating activities	93.0	4.9	(137.7)	(53.6)	26.4
Net cash provided by operating activities of discontinued operations			0.1	(0.4)	(2.4)
Net cash provided by (used for) operating activities			(137.6)	(54.0)	24.0
Cash Flows From Investing
Capital expenditures	(2.3)	(3.6)	(6.5)	(18.3)	(23.5)
Changes in restricted cash	0.0	0.0	0.0
Business acquisitions, net of cash acquired			0.0		0.0
Proceeds from sale of business			78.2		0.7
Intercompany investment	51.0	(3.7)	0.0	0.0	(2.9)
Net cash provided by (used for) investing activities	(53.3)	(7.3)	71.7	(18.3)	(24.1)
Proceeds from sale of property, plant and equipment					1.6
Net cash used for investing activities of discontinued operations					0.6
Net cash provided by investing activities					(23.5)
Proceeds from intercompany note	0.0
Cash Flows From Financing
Payments on capital leases			(0.7)	(3.4)	(2.9)
Proceeds from capital leases			0.5	3.1	3.4
Net transactions with MTW	0.0	0.0	0.0	0.0	0.0
Proceeds from long-term debt and capital leases	0.0	0.4
Repayments on long-term debt and capital leases	0.0	(0.2)
Debit issuance costs	0.0
Changes in short-term borrowings	0.0
Dividend paid to MTW	0.0
Exercises of stock options	0.0
Intercompany financing	0.0	1.2	66.9	75.1	0.0
Repayments on intercompany note	42.4
Net cash provided by (used for) financing activities	(42.4)	1.4	66.7	74.8	0.5
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
Net decrease in cash and cash equivalents	(2.7)	(1.0)	0.8	2.5	1.0
Balance at beginning of period	3.5	2.7	2.7	0.2	(0.8)
Balance at end of period	0.8	1.7	3.5	2.7	0.2
Non-Guarantor Subsidiaries [Member]
Cash Flows From Operating activities
Net cash provided by (used for) operating activities	(74.4)	(1.1)	(96.3)	95.1	8.2
Net cash provided by operating activities of discontinued operations			0.0	0.0	0.0
Net cash provided by (used for) operating activities			(96.3)	95.1	8.2
Cash Flows From Investing
Capital expenditures	(3.3)	(3.1)	(5.9)	(7.0)	(10.1)
Changes in restricted cash	0.2	(0.3)	(0.6)
Business acquisitions, net of cash acquired			(5.3)		(12.2)
Proceeds from sale of business			0.0		0.0
Intercompany investment	0.0	0.0	0.0	(82.7)	0.0
Net cash provided by (used for) investing activities	39.3	(3.4)	(11.8)	(89.7)	(22.3)
Proceeds from sale of property, plant and equipment					0.0
Net cash used for investing activities of discontinued operations					0.0
Net cash provided by investing activities					(22.3)
Proceeds from intercompany note	42.4
Cash Flows From Financing
Payments on capital leases			0.0	0.0	0.0
Proceeds from capital leases			0.0	0.0	0.0
Net transactions with MTW	0.0	0.0	0.0	0.0	0.0
Proceeds from long-term debt and capital leases	8.1	0.0
Repayments on long-term debt and capital leases	(7.3)	0.0
Debit issuance costs	0.0
Changes in short-term borrowings	0.1
Dividend paid to MTW	0.0
Exercises of stock options	0.0
Intercompany financing	35.3	4.7	126.3	0.0	1.1
Repayments on intercompany note	0.0
Net cash provided by (used for) financing activities	36.2	4.7	126.3	0.0	1.1
Effect of exchange rate changes on cash	(0.1)	(0.9)	(3.5)	(1.0)	(0.6)
Net decrease in cash and cash equivalents	1.0	(0.7)	14.7	4.4	(13.6)
Balance at beginning of period	28.5	13.8	13.8	9.4	23.0
Balance at end of period	$ 29.5	$ 13.1	$ 28.5	$ 13.8	$ 9.4